UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06096

Torray Fund

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1100

Bethesda, MD 20814-6523

(Address of principal executive offices) (Zip code)

William M Lane

Torray LLC

7501 Wisconsin Avenue, Suite 1100

Bethesda, MD 20814-6523

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-493-4600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Torray Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2007 (Unaudited)

Shares		Market Value
COMMON STOCK 94.42%

30.76% FINANCIALS
305,535	Fairfax Financial Holdings, Ltd.	$68,617,050
131,705	Markel Corp.*	63,854,535
574,150	AMBAC Financial Group, Inc.	49,600,818
708,362	JPMorgan Chase & Co.	34,270,554
1,093,600	Marsh & McLennan Cos., Inc.	32,031,544
116,850	Goldman Sachs Group, Inc. (The)	24,144,716
517,600	SLM Corp.	21,169,840
174,800	Franklin Resources, Inc.	21,121,084
2,240,200	LaBranche & Co., Inc.*	18,280,032
320,600	American Express Co.	18,081,840
423,100	Calamos Asset Management, Inc., Class A	9,443,592
22,400	American International Group, Inc.	1,505,728

		362,121,333

23.08% HEALTH CARE
753,300	Cardinal Health, Inc.	54,953,235
1,039,700	Medtronic, Inc.	51,007,682
807,700	Abbott Laboratories	45,069,660
710,800	Amgen, Inc.*	39,719,504
711,500	Haemonetics Corp.*	33,262,625
467,500	Eli Lilly & Co.	25,109,425
375,900	Johnson & Johnson	22,651,734

		271,773,865

15.63% INFORMATION TECHNOLOGY
2,519,600	Applied Materials, Inc.	46,159,072
3,245,200	EMC Corp.*	44,946,020
1,526,800	Intel Corp.	29,207,684
506,200	Automatic Data Processing, Inc.	24,500,080
801,800	First Data Corp.	21,568,420
801,800	Western Union Co. (The)	17,599,510

		183,980,786

11.36% INDUSTRIALS
611,300	Illinois Tool Works, Inc.	31,543,080
317,400	General Dynamics Corp.	24,249,360
747,200	Owens Corning, Inc.*	23,805,792
329,000	Danaher Corp.	23,507,050
253,850	United Technologies Corp.	16,500,250
205,600	Emerson Electric Co.	8,859,304
58,300	Honeywell International, Inc.	2,685,298
73,600	General Electric Co.	2,602,496

		133,752,630

8.85% CONSUMER DISCRETIONARY
976,000	Tribune Co.	31,339,360
840,400	O’Reilly Automotive, Inc.*	27,817,240
328,700	Gannett Co., Inc.	18,502,523

The Torray Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2007 (Unaudited)

Shares		Market Value
466,900	Walt Disney Co. (The)	16,075,367
325,000	Time Warner Inc.	6,409,000
129,024	McClatchy Co. (The), Class A	4,078,449

		104,221,939

3.68% MATERIALS
1,639,900	W.R. Grace & Co.*	43,326,158

1.06% CONSUMER STAPLES
247,400	Anheuser-Busch Cos., Inc.	12,483,804

TOTAL COMMON STOCK 94.42%		1,111,660,515
(cost $851,341,926)

Principal Amount ($)
CONVERTIBLE BOND 5.45%
31,980,000	Level 3 Communications, Inc., 10.00%, due 2011(1)	64,180,438
(cost $33,365,149)

TOTAL INVESTMENTS 99.87%		1,175,840,953
(cost $884,707,075)

OTHER ASSETS LESS LIABILITIES 0.13%		1,504,927

NET ASSETS 100.00%		$1,177,345,880

TOP 10 HOLDINGS
1	Fairfax Financial Holdings, Ltd.	6	Applied Materials, Inc.
2	Markel Corp.*	7	Abbott Laboratories
3	Cardinal Health, Inc.	8	EMC Corp.*
4	Medtronic, Inc.	9	W.R. Grace & Co.*
5	AMBAC Financial Group, Inc.	10	Amgen, Inc.*

*	Non-income producing securities
(1)

This security is valued at fair value, as determined in good faith by the Advisor under the supervision of the Board of Trustees in accordance with the Fund’s Valuation Procedures. The total fair value of this security at March 31, 2007 is $64,180,438, which represents 5.45% of net assets.

See notes to the Schedules of Investments.

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2007 (Unaudited)

Shares		Market Value
COMMON STOCK 93.67%

27.22% FINANCIALS
96,635	AMBAC Financial Group, Inc.	$8,348,298
34,929	Fairfax Financial Holdings, Ltd.	7,844,355
753,000	LaBranche & Co., Inc.*	6,144,480
198,438	Marsh & McLennan Cos., Inc.	5,812,249
112,442	JPMorgan Chase & Co.	5,439,944
19,157	Goldman Sachs Group, Inc. (The)	3,958,411
87,900	SLM Corp.	3,595,110
26,200	Franklin Resources, Inc.	3,165,746
56,123	American Express Co.	3,165,337
123,304	Calamos Asset Management, Inc., Class A	2,752,145
7,600	American International Group, Inc.	510,872

		50,736,947

22.85% HEALTH CARE
180,000	Medtronic, Inc.	8,830,800
133,700	Abbott Laboratories	7,460,460
102,100	Cardinal Health, Inc.	7,448,195
141,600	Haemonetics Corp.*	6,619,800
77,600	Amgen, Inc.*	4,336,288
75,900	Eli Lilly & Co.	4,076,589
63,400	Johnson & Johnson	3,820,484

		42,592,616

15.97% INFORMATION TECHNOLOGY
554,400	EMC Corp.*	7,678,440
410,107	Applied Materials, Inc.	7,513,160
220,956	Intel Corp.	4,226,888
83,716	Automatic Data Processing, Inc.	4,051,854
128,739	First Data Corp.	3,463,079
128,739	Western Union Co. (The)	2,825,821

		29,759,242

12.11% INDUSTRIALS
101,100	Illinois Tool Works, Inc.	5,216,760
126,300	Owens Corning, Inc.*	4,023,918
51,957	Danaher Corp.	3,712,328
45,711	General Dynamics Corp.	3,492,320
46,441	United Technologies Corp.	3,018,665
33,946	Emerson Electric Co.	1,462,733
26,800	Honeywell International, Inc.	1,234,408
11,700	General Electric Co.	413,712

		22,574,844

10.43% CONSUMER DISCRETIONARY
183,700	O’Reilly Automotive, Inc.*	6,080,470
80,002	Gannett Co., Inc.	4,503,313
130,114	Tribune Co.	4,177,961
65,310	Walt Disney Co. (The)	2,248,623

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2007 (Unaudited)

Shares		Market Value
65,000	Time Warner, Inc.	1,281,800
36,491	McClatchy Co. (The), Class A	1,153,481

		19,445,648

3.69% MATERIALS
260,195	W.R. Grace & Co.*	6,874,352

1.40% CONSUMER STAPLES
51,790	Anheuser-Busch Cos., Inc.	2,613,323

TOTAL COMMON STOCK 93.67%		174,596,972
(cost $144,782,767)

Principal Amount ($)
CONVERTIBLE BOND 6.05%
5,620,000	Level 3 Communications, Inc., 10.00%, due 2011(1)	11,278,739
(cost $5,620,000)

TOTAL INVESTMENTS 99.72%		185,875,711
(cost $150,402,767)
OTHER ASSETS LESS LIABILITIES 0.28%		529,749

NET ASSETS 100.00%		$186,405,460

TOP 10 HOLDINGS
1	Medtronic, Inc.	6	Abbott Laboratories
2	AMBAC Financial Group, Inc.	7	Cardinal Health, Inc.
3	Fairfax Financial Holdings, Ltd.	8	W.R. Grace & Co.*
4	EMC Corp.*	9	Haemonetics Corp.*
5	Applied Materials, Inc.	10	LaBranche & Co., Inc.*

*	Non-income producing securities
(1)

This security is valued at fair value, as determined in good faith by the Advisor under the supervision of the Board of Trustees in accordance with the Fund’s Valuation Procedures. The total fair value of this security at March 31, 2007 is $11,278,739, which represents 6.05% of net assets.

See notes to the Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2007 (unaudited)

Securities Valuation - Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price (the “NOCP”) instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Tax Disclosure - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2007.

The following information is based upon the book basis of investment securities as of March 31, 2007:

	Torray Fund	Torray Institutional Fund
Gross unrealized appreciation	$312,446,254	$39,729,085
Gross unrealized depreciation	(21,312,376)	(4,256,141)

Net unrealized appreciation	$291,133,878	$35,472,944

Aggregate book cost	$884,707,075	$150,402,767

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Torray Fund

By (Signature and Title)*	/s/ William M Lane
William M Lane, President & Secretary
(principal executive officer)

Date	April 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William M Lane
William M Lane, President & Secretary
(principal executive officer)

Date	April 24, 2007

By (Signature and Title)*	/s/ Douglas C. Eby
Douglas C. Eby, Vice President & Treasurer
(principal financial officer)

Date	April 24, 2007

*	Print the name and title of each signing officer under his or her signature.